Nature of Business and Organization	12 Months Ended
Apr. 30, 2025
Nature of Business and Organization [Abstract]
Nature of business and organization

Note 1 – Nature of business and organization

Earlyworks Co., Ltd. (the “Company”) is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018. The Company builds products, delivers services, and develops solutions based on its proprietary Grid Ledger System to leverage blockchain technology in various business settings, including advertisement tracking, online visitor management, and sales of non-fungible tokens. The Company primarily generates revenue from software and system development services, consulting and solution services, and sale of NFTs.